Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 18,289,464	₩ 14,178,177
Total equity	14,886,246	14,981,510	₩ 13,462,388	₩ 12,704,956
Cash and deposits in banks	2,443,422	3,360,638
Borrowings (including bonds)	₩ 8,558,777	₩ 5,603,118
Total liabilities to equity ratio	123.00%	95.00%
Net borrowings to equity ratio	41.00%	15.00%